Transactions with related companies and joint venture (Tables)	12 Months Ended
Dec. 31, 2023
Transactions with related companies and joint venture
Schedule of transactions with associates companies.
(a)	The Group has carried out the following transactions with its related companies and joint venture in the years 2023, 2022 and 2021:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Associates -
Revenues from:
Energy	3,669	3,415	3,255
Royalties	—	1,381	15,928
Supplies, note 28(a)	1,104	179	169
Mineral	—	—	—

Purchase of:
Supplies	81	57	53

Services rendered to:
Administrative and Management services	—	816	802
Operation and maintenance services related to energy transmission	—	310	262
Services of energy transmission	—	183	153
Constructions services	—	—	8

Contributions granted and paid from:
Tinka Resources Ltd.	—	1,676	—

Dividends received and collected from:
Sociedad Minera Cerro Verde S.A.A.	146,884	78,338	137,091
Compañía Minera Coimolache S.A.	402	802	11,320
	147,286	79,140	148,411
Joint Venture -
Interest income:
Transportadora Callao S.A., note 29(a)	23	94	89

Non-controlling shareholders -
Dividends paid to:
Newmont Peru Limited - Succursal del Perú	—	2,647	6,160

accounts receivable and payable from/to associates
(b)	As a result of the transactions indicated in the paragraph (a), the Group had the following accounts receivable and payable from/to associates:

	2023	2022
	US$(000)	US$(000)

Trade and other receivables, note 7(a)
Minera Yanacocha S.R.L.	—	312
Compañía Minera Coimolache S.A.	421	55
	421	367
Other receivables, note 7(a)
Transportadora Callao S.A.	2,486	1,612
Compañía Minera Coimolache S.A.	—	1,025
Ferrocarril Central Andino S.A.	—	150
Banco Pichincha	—	55
	2,486	2,842
	2,907	3,209
Trade and other payables, note 14(a)
Compañía Minera Coimolache S.A.	454	163

Other payables, note 14(a)
Other minor
	14	20
	468	183

Schedule of Group's Key executives compensation

The Group’s key executives’ compensation (including the related income taxes assumed by the Group) for the years ended 2023 and 2022 are presented below:

	2023	2022
	US$(000)	US$(000)

Accounts payable:
Bonus to officers	7,750	14,861
Directors’ remuneration	2,027	3,455
Salaries	847	933

Total	10,624	19,249

Payments:
Salaries	10,487	10,230
Directors’ remuneration	3,376	2,956
Total	13,863	13,186

Expenses:
Salaries	11,335	11,163
Directors’ remuneration	2,027	3,455
Total	13,362	14,618